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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                   	Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer International Value Fund
         Schedule of Investments  8/31/2009 (unaudited)

Shares                                                            Value
         COMMON STOCKS - 96.0 %
         Energy - 8.0 %
         Coal & Consumable Fuels - 0.6 %
1,367,900Yanzhou Coal Mining *                                 $1,945,353
         Integrated Oil & Gas - 7.4 %
172,202  BG Group Plc                                          $2,838,304
877,963  BP Amoco Plc                                           7,534,674
40,134   Petrobras Brasileiro (A.D.R.) *                        1,332,449
260,371  Repsol SA                                              6,446,820
184,220  Royal Dutch Shell Plc                                  5,108,051
                                                               $23,260,298
         Total Energy                                          $25,205,651
         Materials - 7.1 %
         Diversified Chemical - 2.1 %
86,575   Akzo Nobel                                            $4,894,814
36,541   BASF AG                                                1,903,368
600      UBE Industries, Ltd.                                     1,868
                                                               $6,800,050
         Diversified Metals & Mining - 3.8 %
286,404  BHP Billiton, Ltd.                                    $8,906,452
175,316  Vale SA (A.D.R.)                                       3,017,188
                                                               $11,923,640
         Fertilizers & Agricultural Chemicals - 0.2 %
21,714   Yara International ASA                                $ 584,723
         Industrial Gases - 0.0 %
200      Taiyo Nippon Sanso Corp. *                            $  2,121
         Metal & Glass Containers - 1.0 %
727,375  Rexam Plc *                                           $3,152,751
         Total Materials                                       $22,463,285
         Capital Goods - 10.5 %
         Aerospace & Defense - 0.6 %
120,806  Finmeccanica S.p.A.                                   $1,924,367
         Construction & Engineering - 1.0 %
585,400  China Railway Group, Ltd. *                           $ 506,184
34,169   GS Engineering & Construction Corp. *                  2,620,678
                                                               $3,126,862
         Construction & Farm Machinery & Heavy Trucks - 0.1 %
28,995   Daewoo Heavy Industries & Machinery, Ltd. *           $ 464,695
         Electrical Component & Equipment - 1.7 %
34,837   Schneider Electric SA                                 $3,194,867
166,100  Sumitomo Electric                                      2,148,757
                                                               $5,343,624
         Heavy Electrical Equipment - 2.1 %
16,741   Abb, Ltd.                                             $ 319,534
36,700   Alstom                                                 2,566,863
503,000  Mitsubishi Electric Corp.                              3,765,056
                                                               $6,651,453
         Industrial Machinery - 3.4 %
178,225  Gea Group AG                                          $3,154,079
729,100  Kawasaki Heavy Industries                              1,947,899
167,700  Kurita Water Industries, Ltd. *                        5,626,202
                                                               $10,728,180
         Trading Companies & Distributors - 1.6 %
376,600  Itochu Corp. *                                        $2,691,598
900      Marubeni Corp. *                                         4,508
214,900  Sumitomo Corp. *                                       2,215,171
                                                               $4,911,277
         Total Capital Goods                                   $33,150,458
         Commercial Services & Supplies - 1.7 %
         Environmental & Facilities Services - 1.7 %
1,142,576Tomra Systems ASA                                     $5,196,530
         Total Commercial Services & Supplies                  $5,196,530
         Transportation - 3.8 %
         Airlines - 2.4 %
1,687,462Ryanair Holdings Plc *                                $7,518,310
         Marine - 0.4 %
264,700  Kawasaki Kisen Kaisha, Ltd.                           $1,171,993
         Railroads - 1.0 %
49,500   East Japan Railway Co. *                              $3,236,969
         Total Transportation                                  $11,927,272
         Automobiles & Components - 1.2 %
         Automobile Manufacturers - 1.2 %
56,800   Honda Motor Co., Ltd. *                               $1,799,693
700      Isuzu Motors, Ltd.                                       1,632
43,300   Toyota Motor Co.                                       1,856,620
                                                               $3,657,945
         Total Automobiles & Components                        $3,657,945
         Consumer Durables & Apparel - 2.6 %
         Apparel, Accessories & Luxury Goods - 0.2 %
24,312   Cie Financiere Richemont AG                           $ 657,443
         Homebuilding - 2.4 %
1,151,000Sekisui Chemical Co., Ltd. *                          $7,384,932
         Total Consumer Durables & Apparel                     $8,042,375
         Media - 4.4 %
         Cable & Satellite - 3.6 %
421,983  Eutelsat Communications                               $11,252,911
         Movies & Entertainment - 0.8 %
90,046   Vivendi SA                                            $2,551,808
         Total Media                                           $13,804,719
         Retailing - 0.0 %
         Department Stores - 0.0 %
300      New World Department Store China                      $   230
         Total Retailing                                       $   230
         Food & Drug Retailing - 2.9 %
         Food Retail - 1.6 %
159,300  FamilyMart *                                          $4,946,144
         Hypermarkets & Supercenters - 1.3 %
90,622   Carrefour Supermarch                                  $4,260,667
         Total Food & Drug Retailing                           $9,206,811
         Food, Beverage & Tobacco - 3.9 %
         Brewers - 1.0 %
217,100  Kirin Holdings Co., Ltd.                              $3,195,875
         Packaged Foods & Meats - 1.4 %
160,091  Unilever Plc                                          $4,372,584
         Tobacco - 1.5 %
163,114  Imperial Tobacco Group Plc                            $4,580,297
         Total Food, Beverage & Tobacco                        $12,148,756
         Household & Personal Products - 0.0 %
         Household Products - 0.0 %
800      Kao Corp. *                                           $  20,387
         Total Household & Personal Products                   $  20,387
         Health Care Equipment & Services - 4.4 %
         Health Care Equipment - 3.3 %
75,307   Medtronic, Inc. *                                     $2,884,258
46,402   Synthes, Inc.                                          5,420,655
42,896   Zimmer Holdings, Inc. *                                2,031,126
                                                               $10,336,039
         Health Care Services - 1.1 %
78,175   Fresenius Medical Care AG                             $3,508,647
         Total Health Care Equipment & Services                $13,844,686
         Pharmaceuticals & Biotechnology - 3.3 %
         Pharmaceuticals - 3.3 %
37,762   Novartis                                              $1,744,363
33,245   Roche Holdings AG                                      5,276,652
79,300   Takeda Chemical Industries                             3,208,714
                                                               $10,229,729
         Total Pharmaceuticals & Biotechnology                 $10,229,729
         Banks - 13.8 %
         Diversified Banks - 13.8 %
307,920  Banco Santander Central Hispano SA                    $4,709,226
95,126   BNP Paribas SA                                         7,678,726
626,738  Development Bank of Singapore, Ltd.                    5,517,798
797,097  HSBC Holding Plc                                       8,667,829
247,180  Mitsubishi UFJ Financial Group, Inc. *                 1,590,168
127,141  Societe Generale                                       10,268,304
114,500  Sumitomo Mitsui Financial Group, Inc. *                4,969,984
                                                               $43,402,035
         Total Banks                                           $43,402,035
         Diversified Financials - 4.8 %
         Asset Management & Custody Banks - 0.4 %
301,669  Man Group Plc                                         $1,327,657
         Diversified Capital Markets - 3.7 %
229,213  CS Group                                              $11,700,319
         Investment Banking & Brokerage - 0.7 %
334,700  Daiwa Securities Group, Inc.                          $2,092,239
         Multi-Sector Holding - 0.0 %
821      Reinet Investments SCA *                              $  11,333
         Total Diversified Financials                          $15,131,548
         Insurance - 2.9 %
         Life & Health Insurance - 0.7 %
544,000  China Life Insurance Co., Ltd. *                      $2,301,835
         Multi-Line Insurance - 2.2 %
57,785   Allianz AG                                            $6,667,700
26,340   Aviva Plc                                               172,819
                                                               $6,840,519
         Total Insurance                                       $9,142,354
         Real Estate - 1.9 %
         Diversified Real Estate Activities - 1.9 %
517,000  Henderson Land Development                            $3,049,570
157,901  Mitsui Fudosan Co. *                                   3,016,369
                                                               $6,065,939
         Total Real Estate                                     $6,065,939
         Software & Services - 4.2 %
         Application Software - 1.3 %
340,006  GameLoft *                                            $1,397,821
2,428,000PetroChina Co., Ltd. *                                 2,666,345
                                                               $4,064,166
         Home Entertainment Software - 2.9 %
153,174  Electronic Arts, Inc. *                               $2,790,830
15,200   Nintendo Corp., Ltd. *                                 4,145,130
115,760  UBISOFT Entertainment *                                2,054,426
                                                               $8,990,386
         Total Software & Services                             $13,054,552
         Technology Hardware & Equipment - 1.8 %
         Electronic Manufacturing Services - 0.8 %
359,671  Hon Hai Precision Industry (G.D.R.) *                 $2,438,435
         Office Electronics - 1.0 %
84,751   Canon, Inc.                                           $3,286,873
         Total Technology Hardware & Equipment                 $5,725,308
         Semiconductors - 1.1 %
         Semiconductors - 1.1 %
791,805  ARM Holdings Plc                                      $1,678,252
223,520  STMicroelectronics NV                                  1,927,634
                                                               $3,605,886
         Total Semiconductors                                  $3,605,886
         Telecommunication Services - 5.3 %
         Integrated Telecommunications Services - 2.6 %
87,100   Nippon Telegraph & Telephone Corp. *                  $3,894,042
304,698  Tele2 Ab (B Shares)                                    4,233,014
                                                               $8,127,056
         Wireless Telecommunication Services - 2.7 %
176,000  China Mobile, Ltd.                                    $1,716,068
3,211,836Vodafone Group Plc                                     6,932,438
                                                               $8,648,506
         Total Telecommunication Services                      $16,775,562
         Utilities - 6.4 %
         Electric Utilities - 2.0 %
123,961  E.On AG                                               $5,212,294
46,597   Fortum Corp.                                           1,213,285
                                                               $6,425,579
         Independent Power Producer & Energy Traders - 0.8 %
323,224  Clipper Windpower Plc *                               $ 598,167
447,725  International Power Plc                                2,044,732
                                                               $2,642,899
         Multi-Utilities - 2.5 %
114,587  Gaz De France                                         $4,819,155
320,070  National Grid Plc                                      3,076,351
                                                               $7,895,506
         Water Utilities - 1.1 %
161,742  Suez Environnement SA                                 $3,320,748
         Total Utilities                                       $20,284,732
         TOTAL COMMON STOCKS                                  $302,086,750
         (Cost  $281,542,979)

         RIGHTS/WARRANTS - 0.0 %
         Energy - 0.0 %
         Integrated Oil & Gas - 0.0 %
241,234  Royal Dutch Shell Rights, Expires 9/1/09 *            $    0
         TOTAL RIGHTS/WARRANTS                                 $    0
         (Cost  $0)

         TOTAL INVESTMENT IN SECURITIES - 96.0 %             $302,086,750
         (Cost  $281,542,979)(a)
         OTHER ASSETS AND LIABILITIES - 4.0 %                 $12,454,327
         TOTAL NET ASSETS - 100.0 %                          $314,541,077

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $282,258,845 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $35,709,384

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value            (15,881,479)

         Net unrealized gain                                  $19,827,905

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

                              Level 1      Level 2     Level 3     Total
Common Stocks             $12,055,851   $290,030,899    $0    $302,086,750
Rights/Warrants                  0            0          0          0
Total                     $12,055,851   $290,030,899    $0    $302,086,750


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2009

* Print the name and title of each signing officer under his or her signature.